CONCENTRATIONS OF RISK (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Vendor C
Direct Costs		$ 8,800	$ 0
Accounts Payable		$ 8,800	$ 0
Direct cost in percentage		14.00%	0.00%
Vendor A [Member]
Direct Costs	$ 0	$ 0	$ 118,621
Accounts Payable	$ 4,400	$ 8,800	$ 118,621
Direct cost in percentage	0.00%	0.00%	18.00%
Vendor B [Member]
Direct Costs		$ 0	$ 135,200
Accounts Payable		$ 0	$ 0
Direct cost in percentage		0.00%	51.00%